Cash and cash equivalents and restricted cash - Restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term and Short-term treasury investments
Restricted cash	¥ 87,929	¥ 19,653	¥ 20,506
Current restricted cash	3,609,697	1,723,392	1,139,473
BRL
Long-term and Short-term treasury investments
Restricted cash	68,601		12
Current restricted cash	1,113,197	266	212
RMB
Long-term and Short-term treasury investments
Restricted cash	3,865	3,838	4,912
Current restricted cash	2,496,391	1,585,801	1,139,261
USD
Long-term and Short-term treasury investments
Restricted cash	15,463	15,815	¥ 15,582
Others
Long-term and Short-term treasury investments
Current restricted cash	¥ 109	¥ 137,325